UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: April 30

Date of reporting period: January 31, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON CAPITAL MANAGEMENT

ALL CAP FUND

FORM N-Q

JANUARY 31, 2011

LEGG MASON CAPITAL MANAGEMENT ALL CAP FUND

Schedule of investments (unaudited)	January 31, 2011

SECURITY	SHARES	VALUE
COMMON STOCKS - 99.3%
CONSUMER DISCRETIONARY - 12.8%
Hotels, Restaurants & Leisure - 2.6%
Jack in the Box Inc.	265,000	$5,814,100	*
PartyGaming PLC	1,000,000	3,059,502	*(a)
Yum! Brands Inc.	98,000	4,582,480

Total Hotels, Restaurants & Leisure		13,456,082

Household Durables - 0.9%
Stanley Black & Decker Inc.	58,700	4,266,316

Media - 5.3%
Time Warner Cable Inc.	78,400	5,317,872
Time Warner Inc.	358,480	11,274,196
Viacom Inc., Class B Shares	255,600	10,620,180

Total Media		27,212,248

Multiline Retail - 0.8%
Kohl’s Corp.	80,800	4,103,024	*

Specialty Retail - 3.2%
Best Buy Co. Inc.	133,600	4,542,400
Chico’s FAS Inc.	670,000	7,316,400
Staples Inc.	207,700	4,633,787

Total Specialty Retail		16,492,587

TOTAL CONSUMER DISCRETIONARY		65,530,257

CONSUMER STAPLES - 3.4%
Beverages - 1.0%
PepsiCo Inc.	80,500	5,176,955

Food & Staples Retailing - 1.4%
Wal-Mart Stores Inc.	128,000	7,176,960

Household Products - 1.0%
Procter & Gamble Co.	79,000	4,987,270

TOTAL CONSUMER STAPLES		17,341,185

ENERGY - 9.6%
Energy Equipment & Services - 5.7%
Baker Hughes Inc.	168,200	11,523,382
National-Oilwell Varco Inc.	149,500	11,048,050
Transocean Ltd.	83,000	6,634,190	*

Total Energy Equipment & Services		29,205,622

Oil, Gas & Consumable Fuels - 3.9%
Apache Corp.	34,800	4,153,728
ConocoPhillips	102,500	7,324,650
Exxon Mobil Corp.	69,801	5,631,545
Noble Energy Inc.	30,000	2,733,000

Total Oil, Gas & Consumable Fuels		19,842,923

TOTAL ENERGY		49,048,545

FINANCIALS - 13.0%
Capital Markets - 4.8%
Blackstone Group LP	183,236	2,882,302
Morgan Stanley	159,900	4,701,060
State Street Corp.	132,200	6,176,384
TD Ameritrade Holding Corp.	530,000	10,822,600

Total Capital Markets		24,582,346

Commercial Banks - 1.1%
Huntington Bancshares Inc.	765,000	5,538,600

Diversified Financial Services - 2.3%
Bank of America Corp.	187,828	2,578,879
JPMorgan Chase & Co.	210,431	9,456,769

Total Diversified Financial Services		12,035,648

Insurance - 4.8%
Allstate Corp.	70,500	2,195,370
Assurant Inc.	81,000	3,177,630
Assured Guaranty Ltd.	772,100	11,164,566

See Notes to Schedule of Investments.

LEGG MASON CAPITAL MANAGEMENT ALL CAP FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2011

SECURITY	SHARES	VALUE
Insurance - cont’d
Genworth Financial Inc., Class A Shares	545,000	$7,395,650	*
Syncora Holdings Ltd.	1,550,000	651,000	*

Total Insurance		24,584,216

TOTAL FINANCIALS		66,740,810

HEALTH CARE - 9.5%
Biotechnology - 1.9%
Alkermes Inc.	236,400	3,051,924	*
Genzyme Corp.	50,400	3,696,840	*
Human Genome Sciences Inc.	130,000	3,153,800	*

Total Biotechnology		9,902,564

Health Care Equipment & Supplies - 1.0%
Medtronic Inc.	128,600	4,927,952

Health Care Providers & Services - 3.7%
McKesson Corp.	64,500	4,848,465
UnitedHealth Group Inc.	216,989	8,907,399
WellPoint Inc.	86,400	5,367,168	*

Total Health Care Providers & Services		19,123,032

Pharmaceuticals - 2.9%
Johnson & Johnson	46,000	2,749,420
Merck & Co. Inc.	251,300	8,335,621
Nektar Therapeutics	326,400	3,658,944	*

Total Pharmaceuticals		14,743,985

TOTAL HEALTH CARE		48,697,533

INDUSTRIALS - 14.2%
Aerospace & Defense - 2.3%
Goodrich Corp.	102,200	9,261,364
Northrop Grumman Corp.	36,200	2,508,660

Total Aerospace & Defense		11,770,024

Air Freight & Logistics - 1.1%
United Parcel Service Inc., Class B Shares	77,600	5,557,712

Airlines - 3.0%
Delta Air Lines Inc.	625,300	7,297,251	*
United Continental Holdings Inc.	317,800	8,072,120	*

Total Airlines		15,369,371

Commercial Services & Supplies - 1.1%
Republic Services Inc.	193,520	5,968,157

Electrical Equipment - 0.7%
Emerson Electric Co.	63,500	3,738,880

Industrial Conglomerates - 3.1%
3M Co.	116,000	10,198,720
United Technologies Corp.	71,300	5,796,690

Total Industrial Conglomerates		15,995,410

Professional Services - 1.3%
FTI Consulting Inc.	180,000	6,564,600	*

Road & Rail - 1.6%
Hertz Global Holdings Inc.	549,600	8,084,616	*

TOTAL INDUSTRIALS		73,048,770

INFORMATION TECHNOLOGY - 31.1%
Communications Equipment - 1.1%
Cisco Systems Inc.	275,400	5,824,710	*

Computers & Peripherals - 4.1%
EMC Corp.	835,500	20,795,595	*

Electronic Equipment, Instruments & Components - 2.7%
Avnet Inc.	124,800	4,445,376	*
Jabil Circuit Inc.	476,397	9,627,983

Total Electronic Equipment, Instruments & Components		14,073,359

Internet Software & Services - 1.4%
eBay Inc.	193,000	5,859,480	*

See Notes to Schedule of Investments.

LEGG MASON CAPITAL MANAGEMENT ALL CAP FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2011

SECURITY		SHARES	VALUE
Internet Software & Services - cont’d
Youku.com Inc., ADR		34,900	$1,034,087	*

Total Internet Software & Services			6,893,567

IT Services - 6.1%
International Business Machines Corp.		129,200	20,930,400
Lender Processing Services Inc.		160,800	5,103,792
MasterCard Inc., Class A Shares		23,100	5,463,381

Total IT Services			31,497,573

Semiconductors & Semiconductor Equipment - 9.1%
Micron Technology Inc.		1,600,000	16,864,000	*
NXP Semiconductors NV		535,000	13,770,900	*
Texas Instruments Inc.		476,000	16,141,160

Total Semiconductors & Semiconductor Equipment			46,776,060

Software - 6.6%
Adobe Systems Inc.		139,900	4,623,695	*
MICROS Systems Inc.		107,900	4,935,346	*
Nuance Communications Inc.		466,000	9,473,780	*
Red Hat Inc.		255,000	10,536,600	*
Take-Two Interactive Software Inc.		340,000	4,241,500	*

Total Software			33,810,921

TOTAL INFORMATION TECHNOLOGY			159,671,785

MATERIALS - 2.0%
Chemicals - 2.0%
Lubrizol Corp.		38,400	4,126,464
Nalco Holding Co.		210,000	6,396,600

TOTAL MATERIALS			10,523,064

TELECOMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.7%
AT&T Inc.		137,300	3,778,496

UTILITIES - 3.0%
Independent Power Producers & Energy Traders - 3.0%
AES Corp.		1,248,000	15,475,200	*

TOTAL COMMON STOCKS (Cost - $417,539,456)			509,855,645

	EXPIRATION DATE	WARRANTS
WARRANTS - 0.3%
Bank of America Corp. (Cost - $1,438,705)	1/16/19	172,300	1,295,696	*

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $418,978,161)			511,151,341

See Notes to Schedule of Investments.

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SHORT-TERM INVESTMENTS - 0.5%
Repurchase Agreements - 0.5%
Interest in $100,000,000 joint tri-party repurchase agreement dated 1/31/11 with RBS Securities Inc.; Proceeds at maturity - $2,383,015; (Fully collateralized by various U.S. government obligations, 2.625% due 8/15/20 to 11/15/20; Market value - $2,430,770) (Cost - $2,383,000)	0.220%	2/1/11	$2,383,000	$2,383,000

TOTAL INVESTMENTS - 100.1% (Cost - $421,361,161#)				513,534,341
Liabilities in Excess of Other Assets - (0.1)%				(338,684)

TOTAL NET ASSETS - 100.0%				$513,195,657

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR	— American Depositary Receipt

Notes to schedule of investments (unaudited)

1. Organization and significant accounting policies

Legg Mason Capital Management All Cap Fund (the “Fund”) is a non-diversified separate investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service, which are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Consumer discretionary	$62,470,755	$3,059,502	—	$65,530,257
Other common stocks	444,325,388	—	—	444,325,388
Warrants	1,295,696	—	—	1,295,696

Total long-term investments	$508,091,839	$3,059,502	—	$511,151,341

Short-term investments†	—	2,383,000	—	2,383,000

Total investments	$508,091,839	$5,442,502	—	$513,534,341

†	See Schedule of Investments for additional detailed categorizations.

Notes to schedule of investments (unaudited) (continued)

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Security transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At January 31, 2011, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$133,617,102
Gross unrealized depreciation	(41,443,922)

Net unrealized appreciation	$92,173,180

3. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended January 31, 2011, the Fund did not invest in any derivative instruments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	March 22, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ R. JAY GERKEN
R. Jay Gerken Chief Executive Officer

Date:	March 22, 2011

By	/S/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date:	March 22, 2011